Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN TAX EXEMPT INCOME FUND
Entity Central Index Key	0000215740
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032332
Shareholder Report [Line Items]
Fund Name	Elfun Tax-Exempt Income Fund
Trading Symbol	ELFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Tax-Exempt Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Tax-Exempt Income Fund	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year demonstrated the Municipal markets resilience as it faced tariffs, tax law changes, federal funding recissions, strong fund flows, rate cuts and a record year of issuance. Not to mention the tumultuous political and macroeconomic climate. In the end there was no recession, tariff related inflation spike nor a sustained correction in investment markets.

Municipals saw record new issuance in 2025.  From a performance perspective, municipals had a solid year, with stable credit spreads and solid total returns. Once again, the market saw exceptionally strong demand in the front part of the curve as investors pursued tax-exempt income while balancing their duration risk.  During the past year, performance of the Fund was once again influenced by its defensive credit profile as well as curve positioning.  The Fund used every opportunity to increase book yield, while also  maintaining  the overall portfolio quality.  We remain focused on managing the Fund’s credit risk while maximizing tax-exempt income. The continued liquidity pressures and market volatility experienced during the past year led us to be more defensive in the Fund’s composition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ELFTX	Bloomberg U.S. Municipal Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,117	$10,119
02/29/16	$10,116	$10,135
03/31/16	$10,158	$10,167
04/30/16	$10,224	$10,242
05/31/16	$10,256	$10,270
06/30/16	$10,434	$10,433
07/31/16	$10,441	$10,440
08/31/16	$10,449	$10,454
09/30/16	$10,395	$10,401
10/31/16	$10,298	$10,292
11/30/16	$9,957	$9,908
12/31/16	$10,042	$10,025
01/31/17	$10,093	$10,091
02/28/17	$10,160	$10,161
03/31/17	$10,168	$10,183
04/30/17	$10,229	$10,257
05/31/17	$10,361	$10,420
06/30/17	$10,333	$10,382
07/31/17	$10,412	$10,466
08/31/17	$10,483	$10,546
09/30/17	$10,446	$10,492
10/31/17	$10,472	$10,518
11/30/17	$10,425	$10,462
12/31/17	$10,515	$10,571
01/31/18	$10,422	$10,447
02/28/18	$10,383	$10,415
03/31/18	$10,419	$10,454
04/30/18	$10,372	$10,416
05/31/18	$10,481	$10,536
06/30/18	$10,489	$10,545
07/31/18	$10,515	$10,570
08/31/18	$10,523	$10,597
09/30/18	$10,465	$10,529
10/31/18	$10,416	$10,464
11/30/18	$10,507	$10,580
12/31/18	$10,609	$10,707
01/31/19	$10,673	$10,787
02/28/19	$10,726	$10,845
03/31/19	$10,895	$11,017
04/30/19	$10,940	$11,058
05/31/19	$11,094	$11,210
06/30/19	$11,127	$11,252
07/31/19	$11,211	$11,343
08/31/19	$11,391	$11,522
09/30/19	$11,309	$11,429
10/31/19	$11,316	$11,450
11/30/19	$11,340	$11,478
12/31/19	$11,366	$11,513
01/31/20	$11,548	$11,720
02/29/20	$11,711	$11,871
03/31/20	$11,300	$11,441
04/30/20	$11,105	$11,297
05/31/20	$11,459	$11,656
06/30/20	$11,553	$11,752
07/31/20	$11,737	$11,950
08/31/20	$11,681	$11,894
09/30/20	$11,675	$11,897
10/31/20	$11,638	$11,861
11/30/20	$11,834	$12,040
12/31/20	$11,908	$12,113
01/31/21	$11,971	$12,191
02/28/21	$11,746	$11,997
03/31/21	$11,830	$12,071
04/30/21	$11,944	$12,172
05/31/21	$11,997	$12,208
06/30/21	$12,028	$12,242
07/31/21	$12,121	$12,343
08/31/21	$12,069	$12,298
09/30/21	$11,985	$12,209
10/31/21	$11,965	$12,174
11/30/21	$12,069	$12,277
12/31/21	$12,079	$12,297
01/31/22	$11,774	$11,961
02/28/22	$11,709	$11,918
03/31/22	$11,382	$11,531
04/30/22	$11,074	$11,212
05/31/22	$11,203	$11,379
06/30/22	$11,033	$11,193
07/31/22	$11,281	$11,488
08/31/22	$11,047	$11,237
09/30/22	$10,692	$10,805
10/31/22	$10,620	$10,715
11/30/22	$11,067	$11,217
12/31/22	$11,059	$11,249
01/31/23	$11,325	$11,572
02/28/23	$11,109	$11,310
03/31/23	$11,322	$11,561
04/30/23	$11,314	$11,535
05/31/23	$11,239	$11,435
06/30/23	$11,318	$11,549
07/31/23	$11,343	$11,595
08/31/23	$11,212	$11,428
09/30/23	$10,901	$11,093
10/31/23	$10,758	$10,999
11/30/23	$11,393	$11,697
12/31/23	$11,646	$11,969
01/31/24	$11,628	$11,908
02/29/24	$11,631	$11,923
03/31/24	$11,612	$11,923
04/30/24	$11,489	$11,775
05/31/24	$11,459	$11,740
06/30/24	$11,624	$11,920
07/31/24	$11,720	$12,029
08/31/24	$11,783	$12,124
09/30/24	$11,902	$12,244
10/31/24	$11,743	$12,065
11/30/24	$11,945	$12,274
12/31/24	$11,784	$12,095
01/31/25	$11,812	$12,156
02/28/25	$11,931	$12,276
03/31/25	$11,686	$12,068
04/30/25	$11,618	$11,971
05/31/25	$11,563	$11,978
06/30/25	$11,626	$12,053
07/31/25	$11,557	$12,029
08/31/25	$11,658	$12,133
09/30/25	$11,964	$12,414
10/31/25	$12,114	$12,568
11/30/25	$12,154	$12,597
12/31/25	$12,170	$12,608

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ELFTX	3.28%	0.44%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 814,272,166
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 1,365,462
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$814,272,166 Number of Portfolio Holdings478 Portfolio Turnover Rate35% Total Advisory Fees Paid$1,365,462
Holdings [Text Block]

Top Ten States

States	%
New York	9.5%
Florida	8.7%
Texas	8.3%
Illinois	7.2%
Pennsylvania	5.9%
Massachusetts	5.7%
California	4.9%
Washington	4.6%
New Jersey	4.3%
Colorado	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
New Jersey Educational Facilities Authority, NJ, 5.50%, due 09/01/33	1.0%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA, 5.25%, due 12/01/44	1.0%
City of Tampa Water & Wastewater System Revenue, FL, 5.25%, due 10/01/57	0.9%
Massachusetts Bay Transportation Authority Assessment Revenue, MA, 5.00%, due 07/01/52	0.9%
Chicago O'Hare International Airport, IL, 5.00%, due 01/01/48	0.7%
Hudson Yards Infrastructure Corp., NY, 4.00%, due 02/15/47	0.7%
City of Winter Garden Water & Wastewater Revenue, FL, 5.25%, due 08/01/54	0.7%
City of Chicago Wastewater Transmission Revenue, IL, 5.50%, due 01/01/62	0.6%
City of Griffin Public Utility Revenue, GA, 5.00%, due 01/01/56	0.6%
School Board of Miami-Dade County, FL, 5.00%, due 03/15/47	0.6%

Material Fund Change [Text Block]